Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2011
Cash and cash equivalents
Cash and cash equivalents
June 30, 2011	December 31, 2010
	(unaudited)
Cash	1,087	560
Short-term investments	12,140	7,024
	13,227	7,584